Recapitalization and Contingent Earn-out Shares Liability (Tables)	12 Months Ended
Dec. 31, 2021
Recapitalization Disclosure [Abstract]
Schedule Of Reverse Recapitalization
Cash from NextGen trust, net of redemptions	$76,145
Cash from PIPE investment	196,000
Less: fees paid to the underwriters, including NextGen’s IPO underwriters	(24,285)
Less: other transaction costs	(31,139)
Net cash received from the business combination	$216,721

Third party PIPE investors	19,600,000
NextGen sponsor and related parties	7,613,884
NextGen public shareholders	9,375,000
Xos stockholders	125,595,737
Total shares of Common Stock issued in the Business Combination	162,184,621